Funded Status - Switzerland (Detail) - Foreign Postretirement Benefit Plan - SWITZERLAND - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 8,537
Fair value of plan assets	(5,350)	$ (7,061)
Funded status	3,187
Non-current other liabilities (note 8)	$ 3,187